Form N-1A Cover	Dec. 09, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 09, 2025
Prospectus Date	Oct. 25, 2025